Related Party Transactions - Summary of Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	$ 9,189	$ 10,908	$ 4,627
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Licensing of patents to related parties	0	3,019	0
Sales-based royalties from related parties	328	405	0
Purchases from related parties	237	21	0
Nanjing GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	6,174	9,615	4,162
Jiangsu GenScript Probio Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1,306	334	0
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	1,028	786	424
Genscript USA Holdings Inc
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	380	0	0
Jiangsu GenScript Biotech Co., Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	51	146	41
Compensation fee for termination of service agreement	0	2,666	0
Genscript Probio USA Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	8	0	0
Genscript Netherlands
Disclosure Of Transactions Between Related Parties [Line Items]
Purchases from related parties	5	6	0
Genscript Biotech Corporation (“GenScript”) | Follow-On Public Offering
Disclosure Of Transactions Between Related Parties [Line Items]
Financing from follow-on public offering, net of issuance cost	$ 0	$ 84,600	$ 0